LEASES	12 Months Ended
Dec. 31, 2023
LEASES
LEASES

22. LEASES

The Group’s leases consist of operating leases for administrative office spaces in different cities in the PRC and overseas and financial lease which is immaterial. The Group determines if an arrangement is a lease at inception. Some lease agreements contain lease and non-lease components, which the Group chooses to account for as separate components. The allocation of the consideration between the lease and the non-lease components is based on the relative stand-alone prices of lease components included in the lease contracts.

The following table represents lease costs recognized in the Group’s consolidated statements of operation for the years ended December 31, 2021, 2022 and 2023. Lease costs are included in selling expenses, general and administrative expenses and research and development expenses on the Group’s consolidated statements of operations.

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Operating lease cost (1)	41,595	37,428	34,297
Sublease income	(3,591)	(8,796)	(9,513)
Total lease cost	38,004	28,632	24,784
(1)	Operating lease cost includes short-term lease costs, which was not material in the period presented.

The following table represents the components of leases that are recognized on the Group’s consolidated balance sheets as of December 31, 2022 and 2023.

	As of December 31,
	2022	2023
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	50,357	41,373
Non-cash Right-of-use assets in exchange for new lease liabilities:
Operating leases	1,674	27,700
Weighted average remaining lease term:
Operating leases	2.03 years	2.46 years
Weighted average discount rate:
Operating leases	5.32%	5.24%

The following is a maturity analysis of the annual undiscounted cash flows for the year ended December 31, 2023:

Year ending December 31,	RMB
2024	28,269
2025	13,395
2026	5,690
2027	4,093
2028	2,447
Total lease payments	53,894
Less: imputed interest	(3,697)
Present value of lease liabilities	50,197